GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on Sale of Vessels) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013 vessel	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Sale of VLCC Edinburgh [Member]	Jan. 16, 2013 Sale of VLCC Edinburgh [Member]	Nov. 30, 2013 Sale of Golden Victory and Front Champion [Member] vessel	Dec. 31, 2013 Sale of Front Pride [Member]	Feb. 15, 2013 Sale of Front Pride [Member]	Dec. 31, 2013 Sale of Front Guider [Member]	Mar. 13, 2013 Sale of Front Guider [Member]	Dec. 31, 2012 Ore-Bulk-Oil (OBO) Carriers [Member] vessel	Dec. 31, 2011 Ore-Bulk-Oil (OBO) Carriers [Member] vessel	Dec. 31, 2012 Very Large Crude Carriers (VLCC) [Member] vessel	Dec. 31, 2011 Very Large Crude Carriers (VLCC) [Member] vessel
Significant Acquisitions and Disposals [Line Items]
Imputed sales price	$ 52,158				$ (18,801)			$ (12,173)		$ (21,184)
Book value	34,133				14,535			11,652		7,946
Gain/(loss)	$ 18,025	$ 25,681	$ 8,468	$ 4,266		$ 0	$ 521		$ 13,238
Number of vessels sold	2					2					4	3	2	2